Valuation and Qualifying Accounts and Reserves (Schedule II)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves (Schedule II)
Valuation and Qualifying Accounts and Reserves
(Schedule II)
Changes in the allowance for doubtful accounts were as follows:

(thousands of dollars)	2014	2013	2012
Beginning balance	$54,460	$47,667	$51,747
Amount acquired through acquisitions		896	226
Bad debt expense	34,810	31,192	20,922
Uncollectible accounts written off, net of recoveries	(35,500)	(25,295)	(25,228)
Ending balance	$53,770	$54,460	$47,667